Evinrude Outboard Engine Wind-Down	12 Months Ended
Jan. 31, 2021
Evinrude Outboard Engine WindDown [Abstract]
Evinrude Outboard Engine Wind-Down
26.	EVINRUDE OUTBOARD ENGINE WIND-DOWN
On May 27, 2020, the Board of Directors of the Company announced it was realigning its marine business by focusing on the growth of its boat brands and the wind-down of the Evinrude outboard engines production. Its facility located in Sturtevant, WI will be repurposed for new projects. All Alumacraft operations were transferred to St Peter, MN and the plant in Arkadelphia, AR was permanently closed. The Company began winding down activities during the year ended January 31, 2021. During that period, the Company incurred net costs of $136.0 million.
Details of wind-down costs w
e
re as follows:

Sales programs (Note 14)	$31.9
Inventory write-down (Note 7)	20.4
Impairment charge (Note 25)	52.6
Restructuring costs (Note 27)	29.8
Realignment and exit costs	14.0
Wind-down costs	148.7

Gain on disposal of a property (Note 27)	(12.7)
Net wind-down costs	$136.0

The Company expects that substantially all remaining costs related to the wind-down of production will be incurred during the year ending January 31, 2022.